EQUITY - Operations with non-controlling interests (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Effects of changes in ownership interests in subsidiaries
Other changes	R$ (53,606)	R$ (18,962)	R$ 12,776
Effect of interest changes in subsidiaries	(53,606)	(18,962)	12,776
Total Parent company's interest
Effects of changes in ownership interests in subsidiaries
Other changes	(33,845)
Effect of interest changes in subsidiaries	(33,845)
Non-controlling interests.
Effects of changes in ownership interests in subsidiaries
Other changes	(19,761)	(18,962)	12,776
Effect of interest changes in subsidiaries	R$ (19,761)	R$ (18,962)	R$ 12,776